Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit of consolidated and affiliated companies	$ 5,722	$ 4,981	$ 2,758
Other comprehensive income (loss), net of tax
Foreign currency translation, net of tax (expense)/benefit of: 2012 - $9; 2011 - $3; 2010 - ($73)	60	(312)	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax (expense)/benefit of: 2012 - $372; 2011 - $1,276; 2010 - $214	(731)	(2,364)	(540)
Amortization of actuarial (gain) loss, net of tax (expense)/benefit of: 2012 - ($243); 2011 - ($221); 2010 - ($173)	458	412	310
Current year prior service credit (cost), net of tax (expense)/benefit of: 2012 - ($12); 2011 - ($51); 2010 - $3	23	95	(8)
Amortization of prior service (credit) cost, net of tax (expense)/benefit of: 2012 - $17; 2011 - $11; 2010 - $12	(31)	(21)	(17)
Amortization of transition (asset) obligation, net of tax (expense)/benefit of: 2012 - ($1); 2011 - ($1); 2010 - ($1)	1	1	1
Derivative financial instruments
Gains (losses) deferred, net of tax (expense)/benefit of: 2012 - $29; 2011 - $12; 2010 - $29	(48)	(21)	(50)
(Gains) losses reclassified to earnings, net of tax (expense)/benefit of: 2012 - ($10); 2011 - $21; 2010 - ($18)	16	(34)	35
Available-for-sale securities
Gains (losses) deferred, net of tax (expense)/benefit of: 2012 - ($13); 2011 - $2; 2010 - ($25)	26	(5)	37
(Gains) losses reclassified to earnings, net of tax (expense)/benefit of: 2012 - $1; 2011 - ($1); 2010 - $2	(3)	1	(4)
Total other comprehensive income (loss), net of tax	(229)	(2,248)	(270)
Comprehensive income	5,493	2,733	2,488
Less: comprehensive income attributable to the noncontrolling interests	(24)	(82)	(78)
Comprehensive income attributable to stockholders	$ 5,469	$ 2,651	$ 2,410